Compensation Receivable for Consumption Tax, Net (Tables)	6 Months Ended
Sep. 30, 2023
Compensation Receivable for Consumption Tax, Net [Abstract]
Schedule of Compensation Receivable for Consumption Tax, Net	Compensation receivable for consumption tax, net consisted of the following:
	September 30, 2023	March 31, 2023
Compensation receivable for consumption tax	$15,488,579	$23,579,234
Less: allowance for credit losses	(152,169)	(436,145)
Subtotal	15,336,410	23,143,089
Less: compensation receivable for consumption tax, current	(9,229,456)	(3,912,719)
Long-term compensation receivable for consumption tax, net	$6,106,954	$19,230,370